Cover	Apr. 19, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 19, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-37523
Entity Registrant Name	Purple Innovation, Inc.
Entity Central Index Key	0001643953
Entity Tax Identification Number	47-4078206
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4100 North Chapel Ridge Rd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Lehi
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84043
City Area Code	801
Local Phone Number	756-2600
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	PRPL
Security Exchange Name	NASDAQ
Proportional Representation Preferred Linked Stock, par value $0.0001 per share
Title of 12(b) Security	Proportional Representation Preferred Linked Stock, par value $0.0001 per share
Trading Symbol	N/A
Security Exchange Name	NASDAQ